Capital Structure - Preferred Stock and Warrants (Details) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended
	Apr. 15, 2014	Apr. 09, 2014	Jun. 12, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 18, 2012	Jul. 29, 2013	Oct. 09, 2013	Nov. 13, 2013	Mar. 13, 2015
Preferred Stock
Preferred stock shares authorized				25,000,000	25,000,000
Preferred stock par value				$ 0.01	$ 0.01
Warrant exercise price			$ 7.74
Unit price	$ 2.05		$ 28.875
Proceeds from issuance of units			$ 38,499,990
Proceeds from the issuance of preferred shares				0	20,972,472	38,499,990
Dividends paid on preferred shares				2,061,749	1,765,440	770,010
Dividends on preferred shares payable				515,437	515,437	468,506					515,437
Trading Symbol				TEU
Warrants
Warrant fair value		$ 0.31
Warrants date of expiration	Apr. 10, 2019
Warrants redemption description

The Company has the right, commencing one year after issuance of the warrants, to call all of the outstanding warrants for redemption at a price of $0.01 for each warrant and upon not less than 30 days prior written notice of redemption to each warrant holder, subject to certain conditions, including that the reported last sale price of the Company’s common shares is at least $5.00 for any 20 trading days within a 30 consecutive trading day period ending on the third business day prior to the notice of redemption to warrant holders.

Fair value assumptions
Fair value assumptions - Stock price		$ 2.38		$ 0.86
Fair value assumptions - Exercise price	$ 2.65
Fair value assumptions - Volatility		54.05%		54.84%
Fair value assumptions - Quarterly dividend		$ 0
Neige International Inc.
Preferred Stock
Units sold in private placement	500,000		1,333,333
Series A Participating Preferred Stock
Preferred Stock
Preferred stock shares authorized				1,000,000	1,000,000
Preferred stock shares outstanding				0	0
Series B Preferred Shares
Preferred Stock
Preferred stock shares authorized				2,500,000	2,500,000
Dividend rate			9.75%
Redemption of preferred stock, shares							692,641
Stated liquidation preference							$ 30
Preferred stock shares outstanding				0	0
Series B-1 Preferred Shares
Preferred Stock
Preferred stock shares authorized				2,500,000	2,500,000
Dividends paid on preferred shares					1,545,596	770,010
Preferred stock shares outstanding				0	0
Series C Preferred Shares
Preferred Stock
Preferred stock shares authorized				2,500,000	2,500,000
Dividend rate								9.00%	9.00%	9.00%
Stated liquidation preference								$ 25	$ 25	$ 25
Issuance of preferred shares								558,333	340,000	18,000
Price per preferred share								$ 24	$ 24	$ 24
Proceeds from the issuance of preferred shares										20,972,472
Dividends paid on preferred shares				2,061,749	219,844
Preferred stock shares outstanding				916,333	916,333
Trading Symbol				TEUPRC
Series C Preferred Shares Purchased by Neige International
Preferred Stock
Preferred stock value purchased by related party								$ 4,999,992
Preferred stock shares purchased by related party								208,333